RULE 497(e)
FILE NO. 333-85439





NUVEEN FLOATING RATE FUND
SUPPLEMENT Dated January 25, 2002
TO THE PROSPECTUS
Dated October 1, 2001, as supplemented on
October 31, 2001



John V. Miller is the sole portfolio manager for the municipal obligation portion of the Nuveen Floating Rate Fund's portfolio.




PLEASE RETAIN FOR FUTURE REFERENCE